UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Emerging Markets Debt Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                Principal
                                                                                Amount ($)(a)             Value ($)
                                                                              ----------------------------------------
Bonds 89.1%
Argentina 4.1%
Republic of Argentina:
9.0%, 11/19/2008*                                                             EUR          766,938            289,880
9.75%, 9/19/2027*                                                                        5,630,000          1,731,225
Series E, 10.0%, 1/7/2049*                                                    EUR          200,000             76,898
Series BGL4, 11.0%, 10/9/2006*                                                             800,000            245,000
11.75%, 4/7/2009*                                                                        2,300,000            695,750
                                                                                                           ----------
(Cost $2,766,161)                                                                                           3,038,753

Brazil 9.5%
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .8125%,
Series 30YR, 3.063%**, 4/15/2024                                                           800,000            728,000
Floating Rate Note Debt Conversion Bond, LIBOR Plus .875%,
Series 18YR, 3.125%**, 4/15/2012                                                           529,416            505,910
9.25%, 10/22/2010                                                                          330,000            365,805
11.0%, 2/4/2010                                                               EUR          610,000            950,871
11.0%, 8/17/2040                                                                         2,240,000          2,592,800
14.5%, 10/15/2009                                                                        1,450,000          1,901,675
                                                                                                           ----------
(Cost $6,356,549)                                                                                           7,045,061

Bulgaria 5.3%
Republic of Bulgaria, 8.25%, 1/15/2015                                                   3,110,000          3,937,882
(Cost $3,095,440)                                                                                          ----------

Colombia 1.9%
Republic of Colombia:
10.75%, 1/15/2013                                                                          600,000            699,900
11.75%, 2/25/2020                                                                          600,000            759,000
                                                                                                           ----------
(Cost $1,469,678)                                                                                           1,458,900

Dominican Republic 1.5%
Dominican Republic:
9.04%, 1/23/2013                                                                         1,050,000            955,500
9.5%, 9/27/2006                                                                            150,000            146,063
                                                                                                           ----------
(Cost $781,375)                                                                                             1,101,563

Ecuador 2.2%
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                    1,750,000          1,614,375
(Cost $1,290,155)                                                                                          ----------

Mexico 13.5%
Mexican Fixed Rate Bonds, Series M-20, 8.0%, 12/7/2023                        MXN       39,760,000          2,967,079
Pemex Project Funding Master Trust:
6.375%, 8/5/2016                                                              MXN           90,000            128,387
7.375%, 12/15/2014                                                                         600,000            670,500
United Mexican States:
5.375%, 6/10/2013                                                             EUR          300,000            418,180
6.375%, 8/5/2016
6.625%, 3/3/2015                                                                           300,000            325,200
7.375%, 12/15/2014
7.5%, 4/8/2033                                                                           1,800,000          2,013,300
8.125%, 12/30/2019                                                                         220,000            264,770
8.3%, 8/15/2031                                                                            400,000            485,400
Series A, 8.0%, 9/24/2022                                                                2,200,000          2,603,700
Series C, Value Recovery Rights, 6/30/2005*                                              2,350,000             31,725
Series D, Value Recovery Rights, 6/30/2006*                                              2,350,000             59,925
Series E, Value Recovery Rights, 6/30/2007*                                              2,350,000             52,875
                                                                                                           ----------
(Cost $8,316,687)                                                                                          10,021,041

Nigeria 1.3%
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                    1,000,000            950,000
(Cost $953,428)                                                                                            ----------

Philippines 6.0%
Republic of Philippines:
9.125%, 2/22/2010                                                             EUR          500,000            708,696
9.375%, 1/18/2017                                                                        2,190,000          2,332,350
9.5%, 2/2/2030                                                                             700,000            695,625
9.875%, 1/15/2019                                                                          700,000            742,875
                                                                                                           ----------
(Cost $4,358,898)                                                                                           4,479,546

Romania 2.3%
Republic of Romania, 8.5%, 5/8/2012                                           EUR        1,010,000          1,691,684
(Cost $1,182,832)                                                                                          ----------

Russia 11.9%
Aries Vermogensverwaltung GmbH:
Series B, 7.75%, 10/25/2009                                                   EUR        1,000,000          1,481,804
Series C, 9.6%, 10/25/2014                                                               1,250,000          1,544,975
Russian Federation:
Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5%
to 3/31/2030                                                                             4,290,000          4,503,642
12.75%, 6/24/2028                                                                          100,000            168,120
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                                   1,200,000          1,119,360
                                                                                                           ----------
(Cost $7,823,440)                                                                                           8,817,901

Turkey 10.1%
Republic of Turkey:
7.375%, 2/5/2025                                                                         1,300,000          1,285,375
10.5%, 1/13/2008                                                                           700,000            798,000
11.5%, 1/23/2012                                                                         1,700,000          2,167,500
11.75%, 6/15/2010                                                                        1,100,000          1,371,900
11.875%, 1/15/2030                                                                         130,000            185,900
20.0%, 10/17/2007                                                             TRY        1,970,974          1,676,545
                                                                                                           ----------
(Cost $7,106,005)                                                                                           7,485,220

Ukraine 1.8%
Government of Ukraine:
Series REG S, 6.875%, 3/4/2011                                                             600,000            632,160
7.65%, 6/11/2013                                                                           680,000            745,892
                                                                                                           ----------
(Cost $1,243,083)                                                                                           1,378,052

United States 12.6%
Pemex Project Funding Master Trust, 144A, 9.25%, 3/30/2018                                 300,000            375,000
US Treasury Bond, 7.5%, 11/15/2016                                                       7,000,000          9,036,839
                                                                                                           ----------
(Cost $9,877,736)                                                                                           9,411,839

Venezuela 5.1%
Republic of Venezuela:
Floating Rate Note, LIBOR plus 1.00%, 3.69%**, 4/20/2011                                 1,360,000          1,226,040
5.375%, 8/7/2010                                                                           700,000            644,700
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                      1,200,000          1,182,000
9.25%, 9/15/2027                                                                           700,000            721,000
                                                                                                           ----------
(Cost $3,441,658)                                                                                           3,773,740


Total Bonds (Cost $60,063,125)                                                                             66,205,557
                                                                                                           ----------
Loan Participation 1.4%
Algeria 1.4%
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125%, 2.813%**, 3/4/2010
(Cost $1,038,246)                                                                        1,073,205          1,062,473
                                                                                                           ----------

                                                                                            Shares           Value ($)
                                                                                            ------           ---------

Cash Equivalents 10.0%
Scudder Cash Management QP Trust, 2.30% (b)
(Cost $7,441,967)                                                                        7,441,967          7,441,967
                                                                                                           ----------

                                                                                              % of
                                                                                           Net Assets        Value ($)
                                                                                           ----------        ---------

Total Investment Portfolio  (Cost $68,543,338)                                               100.5         74,709,997
Other Assets and Liabilities, Net                                                             -0.5           -401,159
                                                                                                           ----------
Net Assets                                                                                   100.0         74,308,838
                                                                                                           ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.



                                             Maturity       Principal              Acquisition
Security                         Coupon        Date          Amount                 Cost($)               Value($)
------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
------------------------------------------------------------------------------------------------------------------
                                    9.0 %     11/19/2008         766,938  EUR            246,731          289,880
------------------------------------------------------------------------------------------------------------------
                                   9.75 %      9/19/2027       5,630,000  USD          1,568,590        1,731,225
------------------------------------------------------------------------------------------------------------------
                                   10.0 %       1/7/2049         200,000  EUR             61,840           76,898
------------------------------------------------------------------------------------------------------------------
                                   11.0 %      10/9/2006         800,000  USD            176,000          245,000
------------------------------------------------------------------------------------------------------------------
                                  11.75 %       4/7/2009       2,300,000  USD            713,000          695,750
------------------------------------------------------------------------------------------------------------------
                                                                                      $2,766,161       $3,038,753
------------------------------------------------------------------------------------------------------------------


** These securities are shown at their current rate as of January 31, 2005.

(a) Principal amount stated in US dollars unless other wise noted.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

As of January 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                            Unrealized
                                                                                                           Appreciation
                 Contracts to Deliver                           In Exchange For               Date            (US $)
---------------------------------------------------------------------------------------------------------------------------
USD                                            662,128 ARS                     1,945,000   4/28/2005                 5,397
---------------------------------------------------------------------------------------------------------------------------
USD                                            725,000 BRL                     2,029,275   4/28/2005                27,684
---------------------------------------------------------------------------------------------------------------------------
USD                                            550,000 UAH                     3,080,000   9/15/2005                16,005
---------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                       49,086
---------------------------------------------------------------------------------------------------------------------------

                                                                                                            Unrealized
                                                                                                           Depreciation
                 Contracts to Deliver                           In Exchange For               Date            (US $)
---------------------------------------------------------------------------------------------------------------------------
USD                                            760,656 EUR                       580,000   4/28/2005                (3,655)
---------------------------------------------------------------------------------------------------------------------------
USD                                            732,146 IDR                 6,729,120,000   4/28/2005                (2,536)
---------------------------------------------------------------------------------------------------------------------------
MXN                                         31,710,000 USD                     2,780,603   4/28/2005                (9,195)
---------------------------------------------------------------------------------------------------------------------------
EUR                                          4,932,000 USD                     6,420,034   4/28/2005               (17,081)
---------------------------------------------------------------------------------------------------------------------------
BRL                                          2,029,275 USD                       722,162   4/28/2005               (30,523)
---------------------------------------------------------------------------------------------------------------------------
TRY                                          1,031,936 USD                       726,000   4/28/2005               (18,877)
---------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                      (81,867)
---------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
ARS          Argentine Peso                 MXN             Mexican Peso
--------------------------------------------------------------------------------
BRL          Brazilian Real                 TRY             Turkish Lira
--------------------------------------------------------------------------------
EUR          Euro                           UAH             Ukraine Hryvna
--------------------------------------------------------------------------------
IDR          Indonesian Rupiah              USD             United States Dollar
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Emerging Markets Debt Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Emerging Markets Debt Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005